Financial Instruments - Summary of Republic Shares (Parenthetical) (Detail)	Dec. 31, 2024
Growth Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	6.00%
Percentage of reasonably possible decrease in unobservable input, assets	6.00%
Discount rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Percentage of reasonably possible decrease in unobservable input, assets	1.00%